Consolidated Statements of (Loss)/Profit and Other Comprehensive (Loss)/Income € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares
Profit / (Loss) on Deconsolidation Due to Insolvency [Abstract]
Revenue	€ 1,605	€ 4,144
Cost of sales	(1,168)	(20,088)	(8,765)
Gross profit (loss)	437	(15,944)	(8,765)
Operating expenses
Other income	881	199	172
Administration expenses	(15,873)	(15,835)	(18,416)
Research and development expense		(1,925)	(908)
Share-based payment (expense)/ credit	(2,189)	(1,393)	(3,509)
Impairment of property, plant and equipment		(2,165)	(3,321)
Operating loss	(17,181)	(37,063)	(34,747)
Net finance income
Finance income	217	51	1,379
Interest payable and similar expense	(525)	58	25
Finance costs		(544)	(962)
Derivative financial instruments at FVTPL	627	6,886	7,620
Net finance income/ (costs)	319	6,451	8,062
Share of losses of equity-accounted investees		(245)	(628)
Exceptional items:
Profit / (loss) on deconsolidation due to insolvency	2,719
(Loss) / profit before tax	(13,706)	(30,857)	(27,313)
Income tax expense	(25)	(159)	(34)
Total comprehensive (loss) / income for the year	(13,731)	(31,016)	(27,347)
Less: net (income) / loss attributable to non controlling interest	(55)
Net income / (loss) attributable to HTOO stockholders	€ (13,786)
Basic (loss)/ earnings per share (in Euro per share) | € / shares	€ (0.75)	€ (2.12)	€ (2.05)
Diluted (loss)/ earnings per share (in Euro per share) | € / shares	€ (0.75)	€ (2.12)	€ (2.05)